Fees and Expenses - Ashmore Emerging Markets Small-Cap Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses do not reflect the fees you may pay to sponsors of separately managed account programs and your total expenses would be higher if they were included. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example does not reflect the fees you may pay to sponsors of separately managed account programs and your total expenses would be higher if they were included. The Example assumes that you invest $10,000 in the shares of the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The example also assumes that the Expense Limitation Agreement will continue for each of those periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	64.00%